Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The results of pipeline discontinued operations are summarized as follows:

Year ended December 31,	2013	2012
Revenue	$—	$84,399
Project costs	1,321	93,442
Depreciation	—	556
Gross loss	$(1,321)	$(9,599)
General and administrative expenses	312	1,277
Loss (gain) on disposal of property, plant and equipment	63	(438)
Recovery of previously expensed tools, supplies and equipment parts	—	(1,095)
Gain on sale of inventory	(46)	(668)
Operating loss	$(1,650)	$(8,675)
Interest expense	—	962
Loss before income taxes	$(1,650)	$(9,637)
Deferred income tax benefit	(510)	(2,003)
Net loss from discontinued operations	$(1,140)	$(7,634)
Cash (used in) provided by the pipeline discontinued operations is summarized as follows:

Year ended December 31,	2013	2012
Operating activities	$(1,587)	$(8,267)
Investing activities	—	11,197
	$(1,587)	$2,930

Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The following table summarizes the transaction:

Proceeds	$227,500
Working capital adjustment	(5,863)
Capital lease liability	5,869
Selling and disposal costs	8,102
Net proceeds	$219,392
Non-cash working capital	33,699
Property, plant and equipment, net	56,377
Intangibles	4,219
Goodwill	32,901
Capital lease obligation	(5,869)
Net gain	$98,065
The results of piling discontinued operations are summarized as follows:

Year ended December 31,	2013	2012
Revenue	$98,735	$242,106
Project costs	79,472	178,970
Equipment operating lease expense	1,242	2,315
Depreciation	706	3,706
Gross profit	$17,315	$57,115
General and administrative expenses	6,857	12,518
Amortization of intangible assets	351	1,410
Gain on disposal of piling assets and liabilities	(98,065)	—
Operating income	$108,172	$43,187
Interest expense	4,758	7,557
Income before income taxes	$103,414	$35,630
Current income tax expense	164	—
Deferred income tax expense	14,879	9,173
Net income from discontinued operations	$88,371	$26,457
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended December 31,	2013	2012
Operating activities	$47,326	$6,373
Investing activities	182,836	(5,270)
Financing activities	(271)	(720)
	$229,891	$383